Restricted Shares Granted (Detail) (Restricted Stock, Gold Fields Limited 2005 Non-Executive Director Share Plan)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010
Restricted Stock | Gold Fields Limited 2005 Non-Executive Director Share Plan
Number of Restricted Shares
Beginning Balance	135,878	41,900	98,878	100,200
Granted during the year				47,300
Exercised and released	(37,000)	(29,600)	(56,978)	(11,622)
Ending Balance	98,878	12,300	41,900	135,878